Schedule of property and equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 9,806
Property and equipment, Ending	9,244	$ 9,806
Equipment Not Available For Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,420
Property and equipment, Ending		2,420
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,848
Property and equipment, Ending	4,914	2,848
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	74
Property and equipment, Ending	62	74
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,854
Property and equipment, Ending	1,767	1,854
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,609
Property and equipment, Ending	2,501	2,609
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	20,425	20,099
Amounts derecognized due to discontinued operations	(457)
Additions	2	82
Impairment		(240)
Disposals	(29)	(638)
Commissioning of assets
Impact of foreign exchange rate changes	(338)	1,122
Property and equipment, Ending	19,603	20,425
Gross carrying amount [member] | Equipment Not Available For Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,420	2,805
Amounts derecognized due to discontinued operations
Additions		10
Impairment		(240)
Disposals		(288)
Commissioning of assets	(2,420)
Impact of foreign exchange rate changes		133
Property and equipment, Ending		2,420
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	8,062	7,722
Amounts derecognized due to discontinued operations	(220)
Additions		33
Impairment
Disposals	(26)	(184)
Commissioning of assets	2,420
Impact of foreign exchange rate changes	(172)	491
Property and equipment, Ending	10,064	8,062
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	255	376
Amounts derecognized due to discontinued operations	(139)
Additions	2	8
Impairment
Disposals		(164)
Impact of foreign exchange rate changes	(6)	35
Property and equipment, Ending	112	255
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,735	3,552
Amounts derecognized due to discontinued operations	(98)
Additions
Impairment
Disposals
Impact of foreign exchange rate changes	(61)	183
Property and equipment, Ending	3,576	3,735
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,953	5,644
Amounts derecognized due to discontinued operations
Additions		31
Impairment
Disposals	(3)	(2)
Impact of foreign exchange rate changes	(99)	280
Property and equipment, Ending	5,851	5,953
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	10,619	9,133
Disposals	(9)	(287)
Impact of foreign exchange rate changes	(180)	585
Property and equipment, Ending	10,359	10,619
Amounts derecognized due to deconsolidation of German subsidiaries	(404)
Amortization	333	1,188
Accumulated depreciation [member] | Equipment Not Available For Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Amounts derecognized due to deconsolidation of German subsidiaries
Amortization
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,214	4,372
Disposals	(9)	(125)
Impact of foreign exchange rate changes	(87)	323
Property and equipment, Ending	5,150	5,214
Amounts derecognized due to deconsolidation of German subsidiaries	(175)
Amortization	207	644
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	181	281
Disposals		(159)
Impact of foreign exchange rate changes	(5)	30
Property and equipment, Ending	50	181
Amounts derecognized due to deconsolidation of German subsidiaries	(131)
Amortization	5	29
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,881	1,535
Disposals
Impact of foreign exchange rate changes	(31)	84
Property and equipment, Ending	1,809	1,881
Amounts derecognized due to deconsolidation of German subsidiaries	(98)
Amortization	57	262
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,344	2,945
Disposals		(2)
Impact of foreign exchange rate changes	(57)	148
Property and equipment, Ending	3,350	3,344
Amounts derecognized due to deconsolidation of German subsidiaries
Amortization	$ 64	$ 253